Acquisition (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2012
Summary of the major class of assets acquired and liabilities assumed at the date of acquisition
Cash	$ 36,502
Accounts receivable	4,737,280
Inventory		751,112
Other current assets (a)		5,724,522
Property, plant and equipment		35,006
Account payables	(1,783,102)
Other current liabilities (b)		(9,501,320)
Net assets acquired